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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06567

Invesco Municipal Opportunity Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 08/31/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2013

Invesco Municipal Opportunity Trust
NYSE: VMO

2	Trust Performance
3	Dividend Reinvestment Plan
4	Schedule of Investments
24	Financial Statements
27	Notes to Financial Statements
32	Financial Highlights
34	Approval of Investment Advisory and Sub-Advisory Contracts
36	Proxy Results

Unless otherwise noted, all data provided by Invesco.
NOT FDIC INSURED l MAY LOSE VALUE l NO BANK GUARANTEE

Trust Performance

Performance summary

Cumulative total returns, 2/28/13 to 8/31/13

Trust at NAV	-11.73%
Trust at Market Value	-17.19
Barclays Municipal Bond Index‚	-5.60

Market Price Discount to NAV as of 8/31/13	-6.45
Source: ‚Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

NYSE Symbol	VMO

2                Invesco Municipal Opportunity Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A. P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3                Invesco Municipal Opportunity Trust

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–172.89%*
Alabama–2.02%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(a)(b)	5.00%	06/01/39	$3,250	$3,221,855
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(a)	5.25%	07/01/30	3,350	3,426,949
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS–AGM)(a)(b)	5.00%	01/01/36	1,815	1,820,409
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB(c)	5.20%	06/01/25	1,250	1,250,513
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,600	1,299,168
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	5	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,050	3,266,703
University of Alabama Board of Trustees; Series 2004 A, General RB(d)	5.25%	07/01/20	2,500	2,598,825
				16,884,422

Alaska–0.71%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(b)	5.50%	10/01/41	5,730	5,906,828

Arizona–4.50%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS–AGM)(a)	5.00%	03/01/41	435	412,902
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB(b)	5.00%	07/01/25	2,005	2,186,453
Series 2008 B, Highway RB	5.00%	07/01/25	610	665,205
Series 2008 B, Highway RB(b)	5.00%	07/01/26	3,925	4,227,186
Series 2011 A, Ref. Sub. Highway RB(b)	5.00%	07/01/36	4,095	4,193,362
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,155	1,096,199
Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	1,075	1,015,069
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	750	712,777
Series 2010, RB	5.13%	05/15/40	1,500	1,419,600
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(a)	5.25%	01/01/32	2,775	2,761,874
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB(e)	5.00%	07/01/14	3,425	3,536,244
Maricopa County Pollution Control Corp. (Arizona Public Service Co.–Palo Verde); Series 2009 A, Ref. PCR(e)	6.00%	05/01/14	300	309,474
Navajo County Pollution Control Corp.;
Series 2009 C, PCR(e)	5.50%	06/01/14	800	827,712
Series 2009 E, PCR(e)	5.75%	06/01/16	950	1,053,265
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/29	735	652,261
Series 2009, Education RB	7.00%	01/01/39	835	700,891
Series 2009, Education RB	7.13%	01/01/45	790	663,323
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,870	3,581,298
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB(c)	6.55%	12/01/37	2,900	2,885,674
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	550	518,194
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(b)	5.00%	01/01/28	2,680	2,832,948
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,405	1,373,851
				37,625,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–18.27%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS–AGM)(a)(f)	0.00%	09/01/20	$2,630	$2,029,334
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS–SGI)(a)	5.25%	09/01/29	2,400	2,230,464
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB(b)	5.00%	04/01/39	5,905	5,991,685
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/28	1,050	519,698
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB(b)	5.00%	12/01/24	1,200	1,350,624
Series 2008 AE, Water System RB(b)	5.00%	12/01/25	1,450	1,603,758
Series 2008 AE, Water System RB(b)	5.00%	12/01/26	1,450	1,590,839
Series 2008 AE, Water System RB(b)	5.00%	12/01/27	900	994,122
Series 2008 AE, Water System RB(b)	5.00%	12/01/28	1,450	1,578,166
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,400	1,512,224
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(c)	5.30%	08/01/23	2,630	2,622,531
Series 2008 K, Home Mortgage RB(c)	5.45%	08/01/28	5,700	5,660,670
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(c)(g)	5.00%	07/01/30	2,025	1,740,832
Series 2012, Water Furnishing RB(c)(g)	5.00%	07/01/37	4,445	3,609,918
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB(c)	5.00%	07/01/27	2,500	2,480,125
California (State of) Public Works Board (Department of Mental Health–Coalinga State Hospital); Series 2004 A, Lease RB(d)(e)	5.00%	06/01/14	2,000	2,072,400
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	4,882,000
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,260	1,271,579
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,750	2,014,932
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB(d)	5.25%	10/01/19	1,565	1,586,519
California (State of);
Series 2004 A1, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(h)(i)	0.04%	05/01/34	7,410	7,410,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,575	1,682,446
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,500	2,892,275
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	5,090	5,266,877
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	730	767,471
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,300	2,342,619
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,665	4,787,969
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	3,430	3,419,504
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/24	3,250	3,499,047
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	1,000	1,059,050
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,011,640
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS–AMBAC)(a)	5.00%	06/01/36	2,000	2,002,400
Coachella (City of) Redevelopment Agency (Merged Project Areas); Series 2006 A, Sub. Tax Allocation RB (INS–AMBAC)(a)	5.25%	09/01/36	3,390	3,142,666
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	605	556,298
Desert Community College District (Election of 2004); Series 2007 B, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/32	500	509,735
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(b)	5.00%	06/01/36	5,795	6,029,813

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	$2,000	$1,836,480
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	1,725	1,715,185
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS–NATL)(a)	5.00%	06/01/31	1,000	935,100
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/37	1,000	1,022,150
Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS–AGM)(a)	5.50%	10/01/18	1,235	1,359,760
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(g)	5.50%	03/01/18	180	188,681
Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS–NATL)(a)	5.00%	06/01/29	3,000	2,938,920
Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS–NATL)(a)	5.50%	11/01/35	3,500	3,513,825
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,450	1,483,509
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,750	2,628,587
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	525	516,290
San Diego (County of) Water Authority;
Series 2004 A, COP(b)(d)(e)	5.00%	05/01/15	2,690	2,898,098
Series 2004 A, COP (INS–AGM)(b)	5.00%	05/01/29	310	314,145
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(b)	5.00%	08/01/36	8,460	8,682,160
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	06/15/28	460	476,753
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/40	1,000	986,880
Series 2011 F, Ref. Second Series RB(c)	5.00%	05/01/25	1,210	1,260,518
Series 2011 F, Ref. Second Series RB(c)	5.00%	05/01/26	2,420	2,491,850
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(b)	5.00%	11/01/36	5,250	5,351,903
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,800	3,907,426
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	870	855,906
Southern California Metropolitan Water District; Series 2005 A, RB (INS–AGM)(a)	5.00%	07/01/35	1,000	1,021,800
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB(b)	5.25%	07/01/29	1,950	2,045,550
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(f)	0.00%	04/01/14	600	597,672
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,300	3,529,878
West Contra Costa Unified School District;
Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	08/01/25	1,485	788,387
Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(f)	0.00%	08/01/26	1,350	660,272
West Sacramento (City of) Financing Authority; Series 2006 A, Special Tax RB (INS–SGI)(a)	5.00%	09/01/26	2,500	2,397,300
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/32	4,650	1,516,737
				152,643,952

Colorado–5.34%
Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB	5.00%	03/01/41	3,500	3,543,505
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS–SGI)(a)	5.50%	05/01/36	5,000	5,003,650
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS–AGC)(a)	5.00%	06/01/37	2,500	2,445,400
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	1,500	1,455,450
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS–AGM)(a)(b)	5.00%	09/01/36	7,400	7,130,640
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/35	2,790	2,530,279
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	420	364,216
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	650	502,586

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.50%	01/15/30	$1,850	$1,966,531
Series 2010, Private Activity RB	6.00%	01/15/34	1,500	1,534,590
Series 2010, Private Activity RB	6.00%	01/15/41	700	708,183
Denver (City & County of);
Series 2012 B, Airport System RB	5.00%	11/15/37	2,500	2,451,650
Series 2013 A, Sub. Airport System RB(c)	5.25%	11/15/43	3,000	2,881,320
Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS–SGI)(a)	5.00%	12/01/30	2,000	2,006,260
Series 2006, Ref. Sr. RB (INS–SGI)(a)	5.00%	12/01/35	1,400	1,361,430
Fort Collins (City of);
Series 2004 A, Lease COP(d)(e)	5.38%	06/01/14	2,040	2,118,173
Series 2004 A, Lease COP(d)(e)	5.38%	06/01/14	2,155	2,237,580
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	880	787,688
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	1,500	1,514,430
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	2,118	2,066,702
				44,610,263

Connecticut–0.61%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(a)(c)	6.60%	07/01/24	3,800	3,810,412
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(c)	5.50%	04/01/21	1,000	1,093,210
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	165	165,040
				5,068,662

District of Columbia–2.92%
District of Columbia (Provident Group–Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,660	2,236,927
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.50%	10/01/29	1,990	2,145,399
Series 2009, Hospital RB	6.38%	10/01/34	3,115	3,312,865
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS–AGM)(a)	5.50%	10/01/41	8,000	8,483,840
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(a)(b)	5.00%	10/01/29	1,225	1,284,792
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(a)(b)	5.00%	10/01/34	2,350	2,389,974
District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(a)	5.00%	02/01/31	3,000	2,924,970
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(a)(b)	5.00%	06/01/26	380	392,472
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(a)(b)	5.00%	06/01/27	380	399,399
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(a)(b)	5.00%	06/01/28	760	789,952
				24,360,590

Florida–12.25%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	811,700
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS–AGC)(a)	5.00%	04/01/31	2,000	2,020,680
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	4,125	4,227,754
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS–AGM)(a)	5.00%	10/01/41	870	857,368
Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	2,000	2,069,000
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,970	3,331,865
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(a)	5.95%	07/01/20	495	517,161
Florida (State of) Board of Education; Series 2007 B, Lottery RB (INS–BHAC)(a)	5.00%	07/01/27	6,000	6,357,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/26	$2,540	$2,748,026
Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/27	2,580	2,806,214
Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/28	2,805	3,005,782
Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/32	2,500	2,627,675
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(c)	5.13%	06/01/27	1,080	1,135,361
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(a)(b)(c)	5.38%	10/01/33	1,500	1,547,730
Series 2008 A, RB (INS–AGC)(a)(b)(c)	5.50%	10/01/38	3,325	3,430,436
JEA;
Series 2005 B, Water & Sewer System RB (INS–NATL)(a)	5.00%	10/01/24	2,460	2,579,064
Series 2012 Three B, Electric System RB	5.00%	10/01/39	4,000	3,994,040
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	1,895	1,864,130
Miami-Dade (County of) (Florida Public Improvement); Series 1988 DD, Unlimited Tax GO Bonds (INS–AMBAC)(a)	7.75%	10/01/15	830	948,856
Miami-Dade (County of) (Miami International Airport);
Series 2004, Aviation RB (INS–AGC)(a)(c)	4.75%	10/01/36	1,030	944,747
Series 2005, Aviation RB (INS–AGC)(a)(c)	5.00%	10/01/38	790	746,819
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS–AGC)(a)	5.00%	10/01/25	650	684,242
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS–BHAC)(a)	5.50%	04/01/38	1,370	1,429,581
Miami-Dade (County of) Expressway Authority;
Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	5,000	4,848,800
Series 2010 A, Ref. Toll System RB (INS–AGM)(a)	5.00%	07/01/35	720	721,606
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	360	383,965
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	825	872,017
Miami-Dade (County of);
Series 2010, Water & Sewer System RB (INS–AGM)(a)	5.00%	10/01/39	1,000	989,890
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/28	1,000	1,018,970
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,450	1,439,372
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	2,295	2,232,094
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(a)	5.00%	10/01/35	2,450	2,382,845
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	465	466,283
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(j)	6.13%	05/01/35	160	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	170	154,603
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	355	333,778
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,400	1,373,274
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(a)(b)	5.50%	10/01/23	4,150	4,855,293
Series 2009, Improvement RB (INS–BHAC)(a)	5.50%	10/01/23	600	701,970
Series 2011, Ref. RB(b)	5.00%	10/01/31	4,650	4,705,289
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(e)	5.35%	03/15/18	5,000	5,683,150
Reunion East Community Development District; Series 2005, Special Assessment RB(j)	5.80%	05/01/36	490	291,011
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(g)	5.75%	10/01/22	1,000	1,060,110
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,120	919,206
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB(b)	5.00%	08/15/32	7,510	7,455,327
Series 2007, Hospital RB	5.00%	08/15/42	4,000	3,789,320
Series 2007, Hospital RB(b)	5.00%	08/15/42	4,000	3,789,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2006 A, Health Care RB(j)	5.25%	01/01/26	$1,000	$472,500
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,050	713,811
				102,339,217

Georgia–4.95%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	420	504,273
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	755	906,491
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	265	301,705
Atlanta (City of);
Series 1999 A, Water & Wastewater RB (INS–NATL)(a)	5.50%	11/01/22	3,000	3,442,890
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(a)(b)	5.00%	01/01/33	6,250	6,328,438
Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,675	1,928,612
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,600	1,834,080
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,750	1,985,480
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,600	1,820,800
Series 2010 A, General Airport RB (INS–AGM)(a)	5.00%	01/01/35	2,000	2,000,940
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,340	1,294,132
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS–NATL)(a)	6.50%	01/01/20	6,330	7,248,736
Georgia (State of) Road & Tollway Authority;
Series 2003, RB(d)(e)	5.00%	10/01/13	2,000	2,008,340
Series 2003, RB	5.00%	10/01/23	3,000	3,011,790
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS–AGM)(a)	5.00%	07/01/34	660	673,543
Newton (County of) Industrial Development Authority (GPC Foundation Real Estate Newton, LLC Academic Building–Newton Campus); Series 2005, RB (INS–AGC)(a)	5.00%	06/01/34	2,000	1,984,540
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB(b)	5.00%	09/01/29	3,200	3,349,088
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/27	455	461,110
Series 2012 A, RB	5.00%	10/01/32	250	230,060
				41,315,048

Hawaii–0.70%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.63%	07/01/30	1,000	1,012,350
Series 2010 B, Special Purpose RB	5.75%	07/01/40	370	377,607
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,525	3,459,576
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,032,610
				5,882,143

Idaho–0.82%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	1,000	1,106,780
Series 2008 A, RB	6.75%	11/01/37	1,400	1,494,850
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	1,010	952,773
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS–AGC)(a)	5.25%	07/15/24	1,240	1,347,372
Regents of the University of Idaho; Series 2011, Ref. General RB(e)	5.25%	04/01/21	1,755	1,939,608
				6,841,383

Illinois–21.17%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,750	1,613,238
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	945	878,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of) (O’Hare International Airport);
Series 2003 B-2, Third Lien General Airport RB (INS–AGM)(a)(c)	5.75%	01/01/22	$5,000	$5,079,500
Series 2005 A, Third Lien General Airport RB (INS–AGC)(a)(b)	5.25%	01/01/24	10,900	11,213,157
Series 2005 A, Third Lien General Airport RB (INS–AGC)(a)(b)	5.25%	01/01/25	10,000	10,246,400
Series 2005 A, Third Lien General Airport RB (INS–AGC)(a)(b)	5.25%	01/01/26	3,855	3,945,246
Series 2005 A, Third Lien General Airport RB (INS–NATL)(a)	5.25%	01/01/26	4,000	4,134,600
Series 2008 A, Third Lien General Airport RB (INS–AGM)(a)(b)	5.00%	01/01/33	1,400	1,406,398
Series 2012 B, Ref. Passenger Facility Charge RB(c)	5.00%	01/01/30	4,320	4,151,822
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	3,150	3,069,234
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)(b)	5.00%	12/01/27	4,525	4,498,076
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/27	6,750	6,709,837
Series 2011 A, Unlimited Tax GO Bonds(b)	5.00%	12/01/41	2,830	2,474,835
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds(e)(k)	0.89%	06/01/18	1,000	1,000,000
Chicago (City of) Park District; Series 2004 A, Limited Tax GO Bonds (INS–AMBAC)(a)	5.00%	01/01/28	2,500	2,556,250
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(b)	5.25%	12/01/36	6,900	6,940,710
Chicago (City of);
Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.50%	01/01/18	700	749,721
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/37	3,300	3,109,128
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.25%	01/01/24	1,000	1,019,710
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.25%	01/01/25	3,875	3,897,088
Series 2011, COP	7.13%	05/01/21	445	477,418
Series 2011, COP	7.13%	05/01/21	875	938,744
Series 2011 A, Sales Tax RB(b)	5.25%	01/01/38	2,400	2,437,056
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	4,085	3,727,726
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	4,475	4,090,866
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/33	2,300	2,201,123
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS–AGM)(a)	8.10%	12/01/15	285	325,997
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	996,190
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	2,300	2,333,074
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,850	1,941,113
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	625	617,963
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	964,430
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(b)	5.38%	08/15/24	3,070	3,364,659
Series 2009 A, RB(b)	5.75%	08/15/30	1,900	2,073,850
Series 2009 B, RB	5.00%	08/15/16	380	420,732
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,604,850
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	2,200	2,174,370
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB (INS–AGM)(a)	5.50%	05/15/24	6,000	6,393,420
Series 2009, Ref. RB	6.13%	05/15/25	775	837,620
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,650	1,741,212
Illinois (State of) Finance Authority (Robert Morris College); Series 2000, RB (INS–NATL)(a)	5.80%	06/01/30	1,000	1,000,110
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	998,640
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,845	3,320,172
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	7,500	7,677,375
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS–AMBAC)(a)	5.00%	11/15/31	2,190	2,066,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	$1,105	$1,142,537
Series 2010 A, Ref. RB	6.00%	08/15/38	2,480	2,560,848
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(b)	5.50%	08/15/41	1,530	1,560,875
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)	5.25%	10/01/52	4,080	4,019,820
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB(c)	5.05%	08/01/29	1,335	1,309,194
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/50	2,750	2,760,560
Series 2012 A, RB	5.00%	06/15/42	1,500	1,468,500
Series 2012 B, RB	5.00%	12/15/28	1,110	1,136,085
Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/38	4,625	4,472,976
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	3,025	2,868,033
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(b)	5.00%	12/15/41	3,900	3,928,158
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	6,030	6,598,086
Regional Transportation Authority; Series 1994 B, RB (INS–AMBAC)(a)	8.00%	06/01/17	5,000	5,970,200
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(c)	7.00%	12/01/42	680	640,580
				176,854,567

Indiana–3.41%
East Chicago Elementary School Building Corp.; Series 1996, Ref. First Mortgage RB (INS–AMBAC)(a)	6.25%	01/05/16	1,355	1,427,235
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB(b)	5.00%	11/15/36	9,200	9,050,408
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,080	1,074,622
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,625	3,735,562
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,360	1,473,601
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,125	2,284,099
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(c)	5.00%	07/01/40	2,715	2,310,139
Series 2013, Private Activity RB(c)	5.00%	07/01/44	2,600	2,176,226
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,535	1,430,467
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS–AGM)(a)	7.00%	08/15/15	670	717,114
New Albany Floyd County School Building Corp.; Series 2005, Ref. First Mortgage RB(a)(d)(e)	5.00%	07/15/15	1,800	1,953,792
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR(e)	6.25%	06/02/14	375	389,659
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(g)	5.75%	09/01/42	500	490,320
				28,513,244

Iowa–0.77%
Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	993,521
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(b)	5.00%	06/01/25	975	1,081,694
Series 2009 A, Special Obligation RB(b)	5.00%	06/01/26	730	797,547
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	2,500	2,010,400
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (INS–AGC)(a)	5.25%	08/15/29	1,500	1,550,670
				6,433,832

Kansas–1.25%
Cowley County Unified School District No. 465 (Winfield); Series 2003, Unlimited Tax GO Bonds (INS–NATL)(a)	5.25%	10/01/21	70	70,231

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.50%	11/15/23	$1,250	$1,413,363
Series 2009 C, Hospital RB	5.50%	11/15/29	335	355,552
Series 2009 C, Hospital RB(b)	5.75%	11/15/38	3,400	3,661,460
Wamego (City of) (Kansas Gas & Electric Co.); Series 2004, Ref. PCR (INS–NATL)(a)	5.30%	06/01/31	3,500	3,513,300
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,435,920
				10,449,826

Kentucky–2.39%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS–AGC)(a)	5.75%	12/01/28	2,000	2,052,380
Subseries 2008 A-1, RB (INS–AGC)(a)	6.00%	12/01/42	1,000	1,019,730
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.) Series 2010 B, Ref. Hospital RB	6.38%	03/01/40	1,985	2,051,537
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,950	2,015,091
Series 2010 A, Hospital RB	6.50%	03/01/45	2,550	2,648,991
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/24	2,110	2,344,780
Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/25	2,370	2,605,578
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	5,405	5,191,719
				19,929,806

Louisiana–2.57%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc.–Housing & Parking);
Series 2010, RB (INS–AGM)(a)	5.25%	10/01/30	550	567,694
Series 2010, RB (INS–AGM)(a)	5.50%	10/01/35	960	992,352
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(j)	5.25%	07/01/17	1,360	536,248
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,450	1,468,778
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(d)(e)	5.50%	05/15/26	2,000	2,350,600
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS–AMBAC)(a)	5.00%	06/01/20	1,000	1,075,400
Series 2009 C-2, Assessment RB (INS–AGC)(a)	6.75%	06/01/26	2,650	2,951,941
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(e)(k)	4.00%	06/01/22	1,750	1,729,665
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	4,125	4,000,672
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	1,085	1,099,463
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	1,085	1,053,264
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	2,065	1,995,616
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,735	1,664,923
				21,486,616

Maryland–0.80%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	505	486,446
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	713,290
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	2,715	2,715,244
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,815	1,819,138
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	930	953,985
				6,688,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–1.80%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	$2,010	$2,051,426
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,800	2,865,464
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	282	225,004
Series 2011 A-1, RB	6.25%	11/15/46	496	385,270
Series 2011 A-2, RB	5.50%	11/15/46	41	28,625
Series 2011 B, CAB RB(f)	0.00%	11/15/56	206	1,151
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	1,230	1,247,429
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB(j)	6.25%	06/01/14	855	69,255
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	7.25%	01/01/32	1,050	1,181,491
Series 2011 I, RB	6.75%	01/01/36	275	299,387
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB(b)	5.00%	10/15/35	6,450	6,640,533
				14,995,035

Michigan–1.44%
Detroit (City of);
Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS–AGM)(a)	7.00%	07/01/27	2,900	3,038,968
Series 2003 B, Sr. Lien Sewage Disposal System RB (INS–AGM)(a)	7.50%	07/01/33	1,250	1,351,813
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB(e)	5.25%	01/15/14	1,125	1,145,216
Series 2008 A, RB(e)	5.50%	01/15/15	625	664,294
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	750	759,165
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS–NATL)(a)	6.95%	09/01/22	1,000	1,228,680
Oakland University; Series 2012, General RB	5.00%	03/01/42	3,000	2,885,460
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS–AGM)(a)	5.00%	11/15/25	870	916,423
				11,990,019

Minnesota–0.62%
Chaska (City of); Series 2000 A, Electric RB	6.10%	10/01/30	10	10,033
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	2,850	3,304,062
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,600	1,850,080
				5,164,175

Missouri–1.95%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association);
Series 2002, Health Facilities RB	5.50%	06/01/22	350	350,333
Series 2002, Health Facilities RB	5.63%	06/01/27	205	205,066
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.50%	06/01/29	500	508,200
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	500	465,350
Fenton (City of) (Gravois Bluffs Redevelopment); Series 2006, Ref. Tax Increment Allocation RB	4.50%	04/01/21	345	346,608
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	1,175	1,298,340
Series 2011 A, Ref. RB	5.50%	09/01/25	305	332,865
Series 2011 A, Ref. RB	5.50%	09/01/27	1,375	1,461,487
Series 2011 A, Ref. RB	5.50%	09/01/28	2,380	2,494,454
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	465	477,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	$2,375	$2,290,046
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,325	1,269,006
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist Medical Center); Series 1989, Health Facilities RB(d)	7.63%	07/01/18	935	997,411
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (INS–NATL)(a)	5.00%	01/01/21	1,000	1,028,790
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	825	783,618
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	615	615,547
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,450	1,401,526
				16,326,100

Nebraska–1.98%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/32	5,000	4,718,550
Series 2012, Gas RB	5.00%	09/01/42	2,000	1,806,960
Nebraska (State of) Municipal Energy Agency;
Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(a)	5.13%	04/01/29	1,000	1,057,050
Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(a)	5.38%	04/01/39	1,000	1,053,860
Nebraska (State of) Public Power District; Series 2007 B, General RB (INS–BHAC)(a)	5.00%	01/01/37	2,000	2,001,940
Omaha (City of) Public Power District; Series 2011 B, RB(b)	5.00%	02/01/36	5,775	5,907,652
				16,546,012

Nevada–2.76%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	500	509,850
Series 2010 A, Passenger Facility Charge RB (INS–AGM)(a)	5.25%	07/01/39	1,000	1,022,080
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS–AMBAC)(a)(c)	5.25%	07/01/34	11,000	10,999,230
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	290	304,355
Las Vegas Valley Water District; Series 2012 B, Limited Tax GO Bonds	5.00%	06/01/42	3,000	2,963,700
Nevada (State of) (Municipal Bond Bank—R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/23	1,500	1,596,135
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS–AGM)(a)(b)	5.00%	06/01/26	1,600	1,685,664
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	4,250	3,957,982
				23,038,996

New Hampshire–0.21%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS–AGM)(a)	5.13%	01/01/30	1,000	1,020,260
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS–AMBAC)(a)(c)	6.30%	05/01/22	700	702,912
				1,723,172

New Jersey–5.95%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB	5.75%	06/01/31	440	458,423
Series 2010 A, RB	5.88%	06/01/42	2,100	2,170,602
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS–NATL)(a)	5.90%	03/15/21	30,000	34,703,400
Series 2007 U, School Facilities RB (INS–AGM)(a)(b)	5.00%	09/01/32	3,000	3,062,520
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	7,325	7,304,050
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS–NATL)(a)	5.00%	12/01/19	2,000	2,018,700
				49,717,695

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–1.11%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(e)	5.20%	06/01/20	$1,000	$1,057,000
Series 2010 C, Ref. PCR	5.90%	06/01/40	3,250	3,309,345
Jicarilla Apache Nation;
Series 2003 A, RB(g)	5.00%	09/01/18	1,500	1,434,120
Series 2003 A, RB(g)	5.50%	09/01/23	1,250	1,153,912
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(b)	6.38%	08/01/32	2,100	2,360,610
				9,314,987

New York–15.02%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	2,150	2,262,681
Series 2009, PILOT RB	6.38%	07/15/43	900	953,190
Long Island Power Authority;
Series 2004 A, Electrical System General RB (INS–AMBAC)(a)	5.00%	09/01/34	2,250	2,250,202
Series 2011 A, Electric System General RB (INS–AGM)(a)	5.00%	05/01/36	1,045	1,037,925
Metropolitan Transportation Authority; Series 2013 A, RB	5.00%	11/15/38	2,325	2,288,800
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	2,000	1,109,200
Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	2,000	1,109,200
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS–NATL)(a)(c)	5.75%	12/01/25	3,000	3,059,490
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,700	2,962,035
New York & New Jersey (States of) Port Authority;
One Hundred Fifty-Second Series 2008, Consolidated RB(b)(c)	5.00%	11/01/28	6,300	6,415,038
One Hundred Forty-Fourth Series 2006, Consolidated RB(b)	5.00%	10/01/35	21,900	22,784,760
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	10,500	10,834,635
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(b)	5.25%	01/15/39	1,800	1,907,046
Subseries 2009 A-1, Future Tax Sec. RB(b)	5.00%	05/01/28	935	1,011,361
Subseries 2009 A-1, Future Tax Sec. RB(b)	5.00%	05/01/29	745	798,968
Subseries 2009 A-1, Future Tax Sec. RB(b)	5.00%	05/01/30	745	795,816
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB(b)	5.00%	04/01/28	2,850	3,059,333
New York (City of);
Series 1995 C, Unlimited Tax GO Bonds	7.25%	08/15/24	5	5,023
Series 2009 H-1, Unlimited Tax GO Bonds	5.00%	03/01/16	1,500	1,653,180
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,200	1,239,924
Subseries 2008 A-1, Unlimited Tax GO Bonds(b)	5.25%	08/15/27	1,440	1,570,262
Subseries 2008 A-1, Unlimited Tax GO Bonds(b)	5.25%	08/15/28	1,440	1,558,685
Subseries 2008 I-1, Unlimited Tax GO Bonds(b)	5.00%	02/01/26	7,200	7,724,736
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/28	600	670,182
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/29	505	560,197
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB(b)	5.00%	07/01/35	6,085	6,328,765
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(b)	5.00%	03/15/30	4,125	4,301,138
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS–NATL)(a)	5.00%	08/01/29	1,995	1,996,397
New York (State of) Dormitory Authority (Upstate Community Colleges); Series 2004 B, RB	5.25%	07/01/20	1,500	1,554,660

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	$3,055	$3,331,539
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	9,400	9,598,716
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	940	1,029,535
Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/26	2,400	2,595,696
Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/27	2,650	2,851,533
Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/28	2,600	2,767,388
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(b)	5.00%	04/01/29	6,855	7,189,730
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	2,360	2,313,201
				125,480,167

North Carolina–2.57%
Brunswick (County of); Series 2004 A, Enterprise System RB(d)(e)	5.25%	04/01/14	1,585	1,631,853
Charlotte (City of) (Convention Facility); Series 2003 A, Ref. COP	5.50%	08/01/19	3,000	3,042,990
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP(b)	5.00%	06/01/39	3,915	3,869,978
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	5,165	5,438,590
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	855	731,376
North Carolina (State of) Turnpike Authority;
Series 2009 A, Triangle Expressway System RB (INS–AGC)(a)	5.13%	01/01/24	1,355	1,453,088
Series 2011, Monroe Connector System State Appropriation RB(b)	5.00%	07/01/36	1,875	1,917,563
Series 2011, Monroe Connector System State Appropriation RB(b)	5.00%	07/01/41	3,320	3,358,412
				21,443,850

North Dakota–0.18%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,500	1,507,785

Ohio–7.47%
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	755	705,948
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,750	3,614,475
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS–AGC)(a)(b)	5.25%	02/15/33	2,400	2,422,704
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	400	385,820
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB(b)	5.00%	11/15/36	3,310	3,242,973
Series 2011 A, Hospital Facilities RB(b)	5.00%	11/15/41	1,500	1,442,880
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/32	3,250	3,190,785
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	960	1,020,086
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(a)(b)	5.00%	04/01/24	4,900	5,142,354
Series 2006 A, Hospital Facilities RB (INS–AGM)(a)(b)	5.00%	02/01/24	4,525	4,749,893
Series 2006 B, Hospital Facilities RB (INS–AGM)(a)(b)	5.00%	02/01/24	4,575	4,802,515
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	2,000	2,155,620
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS–AGM)(a)(b)	5.00%	10/01/41	1,625	1,557,546
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB(d)(e)	6.00%	11/15/14	2,040	2,181,943
Series 2009 A, RB(d)(e)	6.25%	11/15/14	1,275	1,367,552
Series 2011 B, VRD RB(h)	0.08%	11/15/45	2,850	2,850,000
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/48	1,000	764,320
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/38	1,000	1,026,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	$5,100	$5,652,840
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB(c)(e)	2.88%	08/01/14	2,000	2,026,740
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,055	2,104,711
Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,065	1,088,345
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB(d)(e)	6.75%	01/15/15	2,750	2,991,230
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP–GNMA)(c)	5.30%	09/01/28	40	40,969
Series 2008 D, Residential Mortgage RB (CEP–GNMA)(c)	5.40%	03/01/33	35	35,881
Series 2008 F, Residential Mortgage RB (CEP–GNMA)(b)	5.50%	09/01/39	415	423,794
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.25%	02/15/33	3,000	3,085,500
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(e)	5.88%	06/01/16	2,140	2,317,213
				62,390,967

Oklahoma–0.40%
McAlester (City of) Public Works Authority;
Series 2002, Utility System CAB RB (INS–AGM)(a)(f)	0.00%	02/01/31	1,000	449,770
Series 2002, Utility System CAB RB (INS–AGM)(a)(f)	0.00%	02/01/34	3,970	1,525,274
Tulsa (City of) Airports Improvement Trust; Series 2000 A, General RB (INS–NATL)(a)(c)	6.00%	06/01/20	1,250	1,344,637
				3,319,681

Oregon–0.11%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	315	356,627
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(g)	6.38%	11/01/33	535	580,679
				937,306

Pennsylvania–1.31%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,450	1,475,099
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,700	2,634,093
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB(l)	0.00%	12/01/28	3,600	3,327,732
Subseries 2010 B-2, Sub. Conv. CAB RB(l)	0.00%	12/01/34	2,200	1,999,976
Philadelphia (City of) (1975 General Ordinance); Eighteenth Series 2004, Gas Works RB (INS–AGC)(a)	5.25%	08/01/20	1,000	1,035,520
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	02/01/31	500	508,165
				10,980,585

Puerto Rico–2.29%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	3,320	2,269,950
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB	5.25%	07/01/31	3,300	2,455,332
Series 2010 CCC, RB	5.25%	07/01/27	1,950	1,522,346
Series 2010 ZZ, Ref. RB	5.25%	07/01/25	2,250	1,825,065
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	3,225	2,615,056
First Subseries 2010 A, RB	5.50%	08/01/42	3,600	2,933,820
First Subseries 2010 C, RB	5.25%	08/01/41	6,950	5,480,700
				19,102,269

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.40%
Rhode Island Economic Development Corp.;
Series 1994 A, Airport RB (INS–AGM)(a)(c)	7.00%	07/01/14	$295	$305,116
Series 2005 C, Ref. Airport RB (INS–NATL)(a)	5.00%	07/01/28	3,000	3,009,960
				3,315,076

South Carolina–4.80%
Charleston County School District Corp.; Series 2004 A, Unlimited Tax GO Bonds(d)(e)	5.00%	02/01/14	3,000	3,060,780
Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB(b)(d)(e)	5.25%	12/01/15	12,500	13,827,250
Series 2005, Installment Purchase RB(b)(d)(e)	5.25%	12/01/15	7,500	8,296,350
Dorchester County School District No. 2 (Growth); Series 2006, Installment Purchase RB (INS–AGC)(a)	5.00%	12/01/29	4,000	4,106,600
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS–AGC)(a)	5.75%	01/01/34	1,590	1,691,839
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.38%	02/01/29	1,000	1,043,340
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.50%	02/01/38	1,000	1,031,380
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	2,000	1,954,980
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	517	313,637
Series 2012, Ref. RB	6.00%	11/15/47	178	104,162
Series 2012, Ref. Sub. CAB RB(f)	0.00%	11/15/47	76	76
Series 2012, Ref. Sub. CAB RB(f)	0.00%	11/15/47	222	222
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(b)	5.00%	01/01/33	4,650	4,706,033
				40,136,649

South Dakota–0.12%
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS–AGC)(a)	5.50%	08/01/38	1,000	1,047,240

Tennessee–1.16%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	1,750	1,607,935
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,650	2,682,701
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS–AGM)(a)	5.25%	11/01/30	525	546,535
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS–BHAC)(a)(b)	5.25%	09/01/27	4,700	4,871,597
				9,708,768

Texas–21.25%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(c)	4.85%	04/01/21	2,025	2,103,084
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	1,000	1,023,450
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	2,400	2,424,528
Bexar County Health Facilities Development Corp. (Army Retirement Residence);
Series 2007, Ref. RB	5.00%	07/01/33	735	698,132
Series 2007, Ref. RB	5.00%	07/01/37	580	542,062
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/18	1,650	1,856,283
Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/19	2,925	3,280,475
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	380	381,117
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/34	7,000	6,882,820
Series 2013 B, Joint Improvement RB	5.00%	11/01/38	2,550	2,468,247
Dallas-Fort Worth International Airport Facilities Improvement Corp.; Series 2003 A, Joint RB(c)(d)	5.50%	11/01/21	10,000	10,082,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
El Paso (County of) Hospital District;
Series 2008 A, Limited Tax GO Bonds (INS–AGC)(a)	5.00%	08/15/28	$2,000	$2,088,560
Series 2008 A, Limited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	08/15/37	8,100	8,120,979
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/42	1,500	1,523,880
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB(b)	5.00%	11/01/36	1,695	1,721,018
Harris (County of);
Series 2009 A, Sr. Lien Toll Road RB(b)	5.00%	08/15/27	1,930	2,112,134
Series 2009 A, Sr. Lien Toll Road RB(b)	5.00%	08/15/28	1,500	1,627,845
Series 2009 A, Sr. Lien Toll Road RB(b)	5.00%	08/15/32	1,500	1,564,260
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(d)(e)	7.25%	12/01/18	1,050	1,353,261
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,650	1,731,989
Houston (City of);
Series 2002 A, Sub. Lien Airport System RB (INS–AGM)(a)(c)	5.13%	07/01/32	1,365	1,338,246
Series 2004 A, Ref. First Lien Combined Utility System RB (INS–NATL)(a)	5.25%	05/15/23	2,320	2,395,795
Series 2007 A, Ref. First Lien Combined Utility System RB (INS–AGM)(a)(b)	5.00%	11/15/36	12,850	12,987,367
Series 2011 D, First Lien Combined Utility System RB(b)	5.00%	11/15/31	1,920	2,001,216
Series 2011 D, First Lien Combined Utility System RB(b)	5.00%	11/15/33	9,080	9,344,137
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(e)(k)	0.81%	06/01/17	2,500	2,500,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	02/01/37	5,230	5,234,655
Laredo Independent School District Public Facility Corp.;
Series 2004 A, Lease RB (INS–AMBAC)(a)	5.00%	08/01/29	500	484,505
Series 2004 C, Lease RB (INS–AMBAC)(a)	5.00%	08/01/29	1,000	969,010
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,250	1,236,963
Lower Colorado River Authority;
Series 2010 A, Ref. RB	5.00%	05/15/40	2,525	2,470,182
Series 2012 A, Ref. RB	5.00%	05/15/33	2,880	2,912,227
Series 2012 A, Ref. RB	5.00%	05/15/36	3,800	3,699,110
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB(e)	5.60%	03/01/14	2,250	2,299,118
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,360	1,529,850
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,000	1,113,330
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,540	1,642,733
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(f)	0.00%	01/01/28	4,100	1,899,366
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	3,650	3,818,886
Series 2011 A, Special Projects System RB(b)	5.50%	09/01/36	4,470	4,703,200
Pasadena Independent School District; Series 2013, Ref. School Building Unlimited Tax GO Bonds	5.00%	02/15/43	2,900	2,990,335
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	3,310	3,362,066
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/32	485	491,324
Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/37	525	527,709
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	225	202,210
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	975,330
Series 2007, Retirement Facility RB	5.75%	11/15/37	695	644,522
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,000	4,586,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	$400	$383,952
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008 A, Ref. RB (INS–AGC)(a)	6.25%	07/01/28	4,200	4,587,576
Series 2008 A, Ref. RB (INS–AGC)(a)	6.50%	07/01/37	1,000	1,078,380
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2007 B, Ref. Hospital RB (INS–AGM)(a)	5.00%	12/01/30	925	929,144
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds(b)	5.00%	04/01/28	7,615	8,053,852
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	6,300	5,886,783
Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB	5.00%	05/15/28	1,000	1,080,660
Series 2009 A, Financing System RB	5.00%	05/15/29	3,000	3,214,170
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/28	3,085	2,933,557
Series 2012, Gas Supply RB	5.00%	12/15/29	3,975	3,714,717
Series 2012, Gas Supply RB	5.00%	12/15/31	6,010	5,485,207
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,820	3,007,671
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	540	502,049
University of Houston; Series 2008, Ref. Consolidated RB (INS–AGM)(a)(b)	5.00%	02/15/33	2,400	2,444,832
Waco Educational Finance Corp. (Baylor University); Series 2012, RB	5.00%	03/01/43	2,250	2,232,833
				177,481,399

Utah–0.64%
Mountain Regional Water Special Service District; Series 2003, Ref. Water RB(d)(e)	5.00%	12/16/13	2,380	2,413,415
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	730	683,565
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS–AGM)(a)(b)	5.00%	06/15/36	2,200	2,238,720
				5,335,700

Virgin Islands–0.40%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,225	3,315,881

Virginia–0.78%
Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS–AMBAC)(a)	5.00%	07/15/15	1,000	1,056,570
Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	1,625	1,312,058
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB(d)	5.50%	06/01/26	975	1,036,542
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(c)	5.50%	01/01/42	2,535	2,199,645
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	859	906,365
				6,511,180

Washington–7.12%
Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS–NATL)(a)(f)	0.00%	02/01/25	9,850	6,090,649
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(c)	5.50%	07/01/26	975	1,058,168
Energy Northwest (Public Power Supply System Nuclear Project No. 3); Series 1993 C, Ref. RB (INS–NATL)(a)(f)	0.00%	07/01/14	5,125	5,107,267
Goat Hill Properties (Government Office Building); Series 2005, Lease RB (INS–NATL)(a)	5.00%	12/01/33	2,400	2,401,104
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS–NATL)(a)	5.00%	01/01/34	1,930	2,048,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Kalispel Tribe of Indians;
Series 2008, RB	6.63%	01/01/28	$1,250	$1,120,425
Series 2008, RB	6.75%	01/01/38	3,000	2,574,780
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	3,780	3,836,927
Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB(d)(e)	5.25%	12/01/13	8,000	8,102,960
Washington (State of) (SR 520 Corridor Program–Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(b)	5.00%	06/01/33	2,050	2,120,397
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(b)	5.00%	06/01/41	585	596,250
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(b)	5.00%	02/01/41	3,630	3,473,329
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (INS–AGM)(a)	5.50%	08/15/38	4,000	4,036,960
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	2,000	2,370,780
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(e)	6.25%	05/15/21	1,325	1,660,755
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/37	1,000	960,360
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(g)	6.00%	01/01/27	2,000	2,018,000
Washington (State of);
Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/18	2,020	2,234,423
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS–AMBAC)(a)(f)	0.00%	12/01/29	2,120	1,060,106
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(b)	5.00%	08/01/29	1,710	1,868,380
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(b)	5.00%	08/01/30	1,795	1,927,651
West Valley School District No. 363; Series 2004, Unlimited Tax GO Bonds(d)(e)	5.25%	06/01/14	2,760	2,865,101
				59,533,081

West Virginia–1.04%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(c)	5.50%	10/15/37	1,750	1,670,130
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	500	503,840
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	820,518
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,400	1,414,546
Series 2008, RB	6.25%	10/01/23	1,450	1,454,901
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,400	1,438,724
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,405	1,429,798
				8,732,457

Wisconsin–2.23%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB(d)	5.50%	12/15/20	1,500	1,808,505
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(c)	5.38%	11/01/21	600	630,966
Series 2007 B, Collateralized Utility RB(c)	5.75%	11/01/37	535	538,788
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB(e)	4.75%	08/15/14	1,000	1,035,190
Series 2009 B, RB(e)	5.13%	08/15/16	500	548,995
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	3,000	2,804,250
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/32	1,600	1,577,792
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,990	2,132,464
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(b)(c)	5.30%	09/01/23	4,400	4,561,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of);
Series 2004-3, Ref. Unlimited Tax GO Bonds(d)(e)	5.25%	05/01/14	$1,445	$1,493,323
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,320	1,480,011
				18,611,588

Wyoming–0.33%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB(c)	5.60%	12/01/35	1,000	1,046,050
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,600	1,687,888
				2,733,938
TOTAL INVESTMENTS(m)–172.89% (Cost $1,437,039,227)				1,444,276,022
FLOATING RATE NOTE OBLIGATIONS–(31.38)%
Notes with interest rates ranging from 0.06% to 0.51% at 08/31/2013 and contractual maturities of collateral ranging from 09/01/23 to 10/01/52 (See Note 1J)(n)				(262,190,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(44.01)%				(367,600,000)
OTHER ASSETS LESS LIABILITIES–2.50%				20,866,188
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$835,352,210

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:

*	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(c)	Security subject to the alternative minimum tax.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Zero coupon bond issued at a discount.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $12,276,572, which represented 1.47% of the Trust’s Net Assets.
(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2013 was $1,369,016, which represented less than 1% of the Trust’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	9.0%
Assured Guaranty Corp.	7.4
National Public Finance Guarantee Corp.	6.9

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2013. At August 31, 2013, the Trust’s investments with a value of $434,600,253 are held by Dealer Trusts and serve as collateral for the $262,190,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2013

Revenue Bonds	83.8%
General Obligation Bonds	9.6
Pre-refunded Bonds	5.9
Other	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Municipal Opportunity Trust

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,437,039,227)	$1,444,276,022
Receivable for:
Investments sold	5,845,027
Interest	18,245,512
Fund expenses absorbed	127,319
Investment for trustee deferred compensation and retirement plans	12,669
Deferred offering costs	183,894
Other assets	65,690
Total assets	1,468,756,133

Liabilities:
Floating rate note obligations	262,190,000
Variable rate muni term preferred shares, at liquidation preference ($0.01 par value, 3,676 issued with liquidation preference of $100,000 per share)	367,311,776
Payable for:
Investments purchased	2,393,875
Amount due custodian	837,209
Income distributions — common shares	95,284
Accrued fees to affiliates	21
Accrued trustees’ and officers’ fees and benefits	5,333
Accrued other operating expenses	128,932
Trustee deferred compensation and retirement plans	80,741
Accrued interest expenses	360,752
Total liabilities	633,403,923
Net assets applicable to common shares	$835,352,210

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$1,009,263,194
Undistributed net investment income	876,850
Undistributed net realized gain (loss)	(182,024,629)
Unrealized appreciation	7,236,795
$835,352,210

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Common shares outstanding	67,393,047
Net asset value per common share	$12.40
Market value per common share	$11.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Municipal Opportunity Trust

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$34,956,674

Expenses:
Advisory fees	4,311,414
Administrative services fees	109,673
Custodian fees	15,145
Interest, facilities and maintenance fees	3,147,521
Transfer agent fees	46,017
Trustees’ and officers’ fees and benefits	35,312
Other	468,053
Total expenses	8,133,135
Less: Fees waived	(704,479)
Net expenses	7,428,656
Net investment income	27,528,018

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(8,279,201)
Change in net unrealized appreciation (depreciation) of investment securities	(133,411,253)
Net realized and unrealized gain (loss)	(141,690,454)
Net increase (decrease) in net assets resulting from operations	$(114,162,436)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Municipal Opportunity Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$27,528,018	$38,549,800
Net realized gain (loss)	(8,279,201)	590,410
Change in net unrealized appreciation (depreciation)	(133,411,253)	17,459,289
Net increase (decrease) in net assets resulting from operations	(114,162,436)	56,599,499
Distributions to auction rate preferred shareholders from net investment income	—	(55,368)
Net increase (decrease) in net assets from operations applicable to common shares	(114,162,436)	56,544,131
Distributions to shareholders from net investment income	(30,326,871)	(45,264,877)
Increase from transactions in common shares of beneficial interest	—	488,271,022
Net increase (decrease) in net assets applicable to common shares	(144,489,307)	499,550,276

Net assets applicable to common shares:
Beginning of period	979,841,517	480,291,241
End of period (includes undistributed net investment income of $876,850 and $3,675,703, respectively)	$835,352,210	$979,841,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Municipal Opportunity Trust

Statement of Cash Flows

For the six months ended August 31, 2013

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(114,162,436)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(117,724,776)
Net sales of short-term investments	1,740,000
Proceeds from sales of investments	119,701,519
Amortization of premium and deferred offering costs	2,794,671
Accretion of discount	(764,859)
Decrease in interest receivables and other assets	391,448
Decrease in accrued expenses and other payables	(20,210)
Net realized loss from investment securities	8,279,201
Net change in unrealized depreciation on investment securities	133,411,253
Net cash provided by operating activities	33,645,811

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(30,345,719)
Decrease in payable for amount due custodian	(3,595,092)
Net proceeds from floating rate note obligations	295,000
Net cash provided by (used in) financing activities	(33,645,811)
Net increase in cash and cash equivalents	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$3,085,992

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Opportunity Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from

27                         Invesco Municipal Opportunity Trust

settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares (“ARPS”) and floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

28                         Invesco Municipal Opportunity Trust

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of generally accepted accounting principles).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least October 31, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.89%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on October 31, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended August 31, 2013, the Adviser waived advisory fees of $704,479.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2013, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

29                         Invesco Municipal Opportunity Trust

As of August 31, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.

During the six months ended August 31, 2013, the Trust paid legal fees of $82,048 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2013 were $262,945,897 and 0.64%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2013 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2014	$4,113,851	$—	$4,113,851
February 28, 2015	30,493,706	—	30,493,706
February 29, 2016	63,263,347	—	63,263,347
February 28, 2017	50,066,728	—	50,066,728
February 28, 2018	4,889,026	—	4,889,026
February 28, 2019	3,734,031	—	3,734,031
Not subject to expiration	—	13,614,844	13,614,844
	$156,560,689	$13,614,844	$170,175,533

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

To the extent that unrealized gains as of October 15, 2012, the date of reorganization of Invesco Municipal Premium Income Trust, Invesco Van Kampen Select Sector Municipal Trust and Invesco Van Kampen Trust for Value Municipals into the Trust, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2013 was $119,945,145 and $122,410,077, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$51,403,282
Aggregate unrealized (depreciation) of investment securities	(46,827,589)
Net unrealized appreciation of investment securities	$4,575,693

Cost of investments for tax purposes is $1,439,700,329.

30                         Invesco Municipal Opportunity Trust

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	August 31, 2013	February 28, 2013
Beginning shares	67,393,047	33,849,096
Issued in connection with acquisitions(a)	—	33,485,145
Shares issued through dividend reinvestment	—	58,806
Ending shares	67,393,047	67,393,047

(a)	As of the opening of business on October 15, 2012, Invesco Municipal Premium Income Trust, Invesco Van Kampen Select Sector Municipal Trust and Invesco Van Kampen Trust for Value Municipals (the “Target Trusts”) merged with and into the Trust pursuant to a plan of reorganization approved by the Trustees of the Trust on November 30, 2011 and by the shareholders of the Target Trusts on August 14, 2012. The reorganization was accomplished by a tax-free exchange of 33,485,145 shares of the Trust for 16,666,875 shares outstanding of Invesco Municipal Premium Income Trust, 15,190,715 shares outstanding of Invesco Van Kampen Select Sector Municipal Trust and 9,702,981 shares outstanding of Invesco Van Kampen Trust for Value Municipals as of the close of business on October 12, 2012. Common shares of the Target Trusts were exchanged for common shares of the Trust, based on the relative net asset value of the Target Trusts to the net asset value of the Trust on the close of business, October 12, 2012. Invesco Municipal Premium Income Trust’s net assets applicable to common shares as of the close of business on October 12, 2012 of $154,115,545, including $23,636,040 of unrealized appreciation, Invesco Van Kampen Select Sector Municipal Trust’s net assets applicable to common shares as of the close of business on October 12, 2012 of $194,101,067, including $25,476,053 of unrealized appreciation and Invesco Van Kampen Trust for Value Municipals’s net assets applicable to common shares as of the close of business on October 12, 2012 of $139,197,312, including $17,396,629 of unrealized appreciation, were combined with those of the Trust. The net assets applicable to common shares of the Trust immediately before the reorganization were $493,378,800 and $980,792,724 immediately after the reorganization.
The pro forma results of operations for the year ended February 28, 2013 assuming the reorganization had been completed on March 01, 2012, the beginning of the annual reporting period are as follows:

Net investment income	$56,509,754
Net realized/unrealized gains	29,566,060
Change in net assets resulting from operations	$86,075,814

The combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Trusts that have been included in the Trust’s Statement of Operations since October 15, 2012.
The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Variable Rate Muni Term Preferred Shares

On May 9, 2012, the Trust issued 1,870 Series 2015/6-VMO VMTP Shares, with a liquidation preference of $100,000 per share pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 9, 2012 were used to redeem all of the Trust’s outstanding ARPS. In addition, the Trust issued 1,806 2015/6-VMO VMTP Shares in connection with the reorganization of Invesco Municipal Premium Income Trust, Invesco Van Kampen Select Sector Municipal Trust and Invesco Van Kampen Trust for Value Municipals into the Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on June 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and are being amortized over the 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1.10% to 4.00% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2013 were $367,600,000 and 1.23%, respectively.

The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

31                         Invesco Municipal Opportunity Trust

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2013:

Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2013	$0.065	September 13, 2013	September 30, 2013
October 1, 2013	0.065	October 11, 2013	October 31, 2013

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,	Year ended February 29,		Four months ended February 28,		Years ended October 31,
	2013		2012	2012		2011		2010		2009		2008
Net asset value, beginning of period	$14.54		$14.19	$12.45		$13.85		$13.04		$10.52		$15.46
Net investment income(a)	0.41		0.83	0.95		0.34		1.06		1.15		1.26
Net gains (losses) on securities (both realized and unrealized)	(2.10)		0.53	1.83		(1.40)		0.79		2.30		(5.07)
Distributions paid to preferred shareholders from net investment income(a)			(0.00)	(0.01)		(0.00)		(0.01)		(0.05)		(0.30)
Total from investment operations	(1.69)		1.36	2.77		(1.06)		1.84		3.40		(4.11)
Less dividends paid to common shareholders from net investment income:	(0.45)		(1.01)	(1.03)		(0.34)		(1.03)		(0.88)		(0.83)
Net asset value per common share, end of period	$12.40		$14.54	$14.19		$12.45		$13.85		$13.04		$10.52
Market value per common share, end of period	$11.60		$14.50	$15.22		$12.51		$14.51		$13.23		$10.10
Total return at net asset value(b)	(11.73)%		9.84%	23.10%		(7.65)%		14.58%
Total return at market value(c)	(17.19)%		2.12%	31.40%		(11.43)%		18.32%		41.33%		(24.86)%
Net assets applicable to common shares, end of period (000’s omitted)	$835,352		$979,842	$480,291		$420,575		$467,738		$439,370		$353,764
Portfolio turnover rate(d)	8%		14%	16%		2%		10%		14%		57%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.60	%(e)	1.63%	1.40	%(f)	1.32	%(f)(g)	1.30	%(f)	1.54	%(f)	2.11	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(h)	0.92	%(e)	0.98%	1.14	%(f)	1.06	%(f)(g)	1.08	%(f)	1.17	%(f)	1.03	%(f)
Without fee waivers and/or expense reimbursements	1.75	%(e)	1.71%	1.46	%(f)	1.37	%(f)(g)	1.40	%(f)	1.73	%(f)	2.28	%(f)
Ratio of net investment income before preferred share dividends	5.90	%(e)	5.73%	7.18%		8.13	%(g)	7.88%		9.92%		8.92%
Preferred share dividends			0.01%	0.06%		0.11	%(g)	0.11%
Ratio of net investment income after preferred share dividends	5.90	%(e)	5.72%	7.12%		8.02	%(g)	7.77%		9.53%		6.78%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(j)	$367,312		$367,224	$187,000		$221,000		$221,000	(i)	$255,000	(i)	$272,000	(i)
Asset coverage per preferred share(j)(k)	$327,166		$366,449	$89,210		$72,576		$77,912		$68,078		$57,538
Liquidating preference per preferred share(j)	$100,000		$100,000	$25,000		$25,000		$25,000		$25,000		$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $585,883,160 and sales of $40,781,464 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco Municipal Premium Income Trust, Invesco Van Kampen Select Sector Municipal Trust and Invesco Van Kampen Trust for Value Municipals into the trust.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $924,166.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Annualized.
(h)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(i)	Total shares outstanding for the years ended October 31, 2010, 2009 and 2008 were 8,840, 10,200 and 10,880, respectively.
(j)	For the years ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(k)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by preferred shares.

32                         Invesco Municipal Opportunity Trust

NOTE 12—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint was filed by common shareholders on behalf of Invesco Advantage Municipal Income Trust II; Invesco Municipal Opportunity Trust; Invesco Municipal Trust; Invesco High Income Trust II and Invesco Senior Income Trust (the “Trusts”) against Van Kampen Asset Management, Morgan Stanley, and certain individuals (collectively, the “Defendants”) in Rotz v. Van Kampen Asset Management. The Plaintiffs alleged that Defendants breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value, which was allegedly higher than market value at the time, and by not having adequate procedures to deal with potential conflicts of interest. The Plaintiffs alleged that the redemptions of the ARPS wasted Trust assets, occurred at the expense of the Trusts and the common shareholders, and were improperly motivated to benefit preferred shareholders and Defendants. Additionally, the Plaintiffs claimed that the ARPS were replaced with less favorable financing. Plaintiffs seek judgment that: 1) orders Defendants to refrain from redeeming any ARPS at their liquidation value using Trusts assets; 2) awards monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) grants appropriate equitable relief to remedy the Defendants’ alleged breaches of fiduciary duties; and 4) awards to Plaintiffs the costs and disbursements of the action. On August 10, 2010, the Board of Trustees formed a Special Litigation Committee (“SLC”) to investigate the claims made in the April 2010 demand letters underlying the Complaint with the assistance of independent counsel. After reviewing the findings of the SLC and a vote by Independent Trustees, the Board announced on June 24, 2011, that the Independent Trustees had adopted the SLC recommendation to reject the demands and seek dismissal of the lawsuit. The Trusts filed a motion to dismiss on October 4, 2011, which remains pending. The Fund has accrued $46,318 in expenses relating to these matters during the six months ending August 31, 2013.

Management of Invesco and the Trust believe that the outcome of the proceedings described above will not have a material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

33                         Invesco Municipal Opportunity Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco Municipal Opportunity Trust (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the “sub-advisory contracts”) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and during meetings held on March 4-5, 2013 and May 6-7, 2013, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 7, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by

Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 7, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between

Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one, two and three year periods and the fifth quintile for the five and ten year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). In this connection, the Board noted the Fund’s performance was adversely affected by certain decisions to reduce risk in the portfolio, which caused the Fund to have a shorter average maturity, lower leverage (in 2012 in particular) and lower exposure to certain segments of the municipal bond market than many of the Fund’s peers. The Board also noted that the Lipper performance information was presented on a total return basis, and that

34                         Invesco Municipal Opportunity Trust

the Fund’s distribution rate generally compared more favorably to its peers. The Board considered the additional resources that Invesco Advisers had devoted to further develop its fixed income platform. In light of these considerations, the Board concluded the Fund’s performance was consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also considered the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations and waivers), including comparisons, as applicable, to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least October 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver, and the discontinuation of this fee waiver on October 31, 2014, would have on the Fund’s total estimated expenses.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund, like most closed-end funds, does not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

35                         Invesco Municipal Opportunity Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Opportunity Trust (the “Fund”) was held on August 2, 2013. The Meeting was held for the following purpose:

(1)	Elect three Class III Trustees, two by the holders of Common Shares and the holders of Preferred Shares of the Fund voting together as a single class, and one by the holders of Preferred Shares of the Fund, voting separately, each of whom will serve for a three-year term or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(1)	R. Craig Kennedy	57,424,562	3,875,585	37,400
	Colin D. Meadows	57,427,885	3,871,508	38,154
	Hugo F. Sonnenschein(P)	3,676	0	0

(P)	Election of Trustee by preferred shareholders only.

36                         Invesco Municipal Opportunity Trust

Correspondence information

Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06567 VK-CE-MOPP-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Opportunity Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.